LORD ABBETT RESEARCH FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 30, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Research Fund, Inc. (the “Registrant”)

1933 Act File No. 033-47641

1940 Act File No. 811-06650

Ladies and Gentlemen:

In accordance with the requirements of paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment reflects non-material changes with respect to Post-Effective Amendment No. 42 pursuant to Rule 485(a), which was filed with the Commission on January 29, 2010.

In connection with this filing, the Registrant acknowledges the following: (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to the disclosure in response to staff comments, if any, do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary